FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 27,538,705	R$ 30,977,915
Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	11,000,223	11,806,631
1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	2,303,366	3,043,551
4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	2,334,586	2,419,579
More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	11,900,529	13,708,153
Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Contractual obligations	4,241,819	5,277,867
Trade accounts payable - Domestic market | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	4,241,819	5,277,867
Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Contractual obligations	653,085	807,915
Trade accounts payable - Debtor risk | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	653,085	807,915
Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Contractual obligations	1,724,019	1,931,358
Trade accounts payable - Imports | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,724,019	1,931,358
Liabilities, Loans and Financing
FINANCIAL INSTRUMENTS
Contractual obligations	17,262,024	17,885,672
Liabilities, Loans and Financing | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	2,492,262	851,225
Liabilities, Loans and Financing | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,987,699	2,227,608
Liabilities, Loans and Financing | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,369,784	2,308,361
Liabilities, Loans and Financing | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	11,412,279	12,498,477
Liabilities, Debentures
FINANCIAL INSTRUMENTS
Contractual obligations	1,863,925	3,492,689
Liabilities, Debentures | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	628,886	1,802,373
Liabilities, Debentures | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	270,236	780,537
Liabilities, Debentures | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	964,803	111,218
Liabilities, Debentures | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations		798,561
Liabilities, Related parties
FINANCIAL INSTRUMENTS
Contractual obligations	24,890	24,648
Liabilities, Related parties | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	24,890
Liabilities, Related parties | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations		24,648
Liabilities, Obligation with FIDC
FINANCIAL INSTRUMENTS
Contractual obligations	19,056	45,497
Liabilities, Obligation with FIDC | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	19,056	45,497
Liabilities, Other current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	1,216,206	1,090,396
Liabilities, Other current liabilities | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,216,206	1,090,396
Liabilities, Other non-current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	533,681	421,873
Liabilities, Other non-current liabilities | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	45,431	35,406
Liabilities, Other non-current liabilities | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 488,250	R$ 386,467